Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Loss Before Income Taxes

The Loss before Income Taxes consisted of the following components:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$

Hong Kong	$1,307,335	$1,443,325	$185,440
Foreign	(27,749,126)	(2,469,999)	(317,347)
Total loss before income taxes	$(26,441,791)	$(1,026,674)	$(131,907)

Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Current:
Hong Kong	$87,570	$120,336	$15,461
Total current	87,570	120,336	15,461
Total provision for income taxes	$87,570	$120,336	$15,461

Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities

 The following table sets forth the significant components of the aggregate deferred tax assets and liabilities as of:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$364,025	$216,679	$27,839
Less: valuation allowance	(364,025)	(216,679)	(27,839)
Deferred tax assets, net	$-	$-	$-

Schedule of Provision for Income Taxes and the Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Loss before income tax	$(26,441,791)	$(1,026,674)	$(131,907)
Hong Kong income tax rate	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	(4,362,896)	(169,400)	(21,764)
Reconciling items:
Non-deductible expenses	4,483,219	369,201	47,435
Non-taxable income	(70,758)	(157,279)	(20,208)
Preferential rate (1)	(193,617)	(158,289)	(20,337)
Temporary difference not recognized	7,456	55	7
Valuation allowance	284,327	44,806	5,757
Different tax rates of subsidiaries operating in other jurisdictions	53,895	(35,156)	(4,517)
(Over) Under-provision in prior year	(114,056)	226,398	29,088
Total income tax expense	$87,570	$120,336	$15,461
Effective tax rate	-0.33%	-11.72%	-11.72%

(1)	The Group’s basic and diluted losses per share would have been each lowered by HKD0.010 (US$0.001) per share for the six months ended December 31, 2025 and 2024 without the preferential tax rate reduction, respectively.